Other Comprehensive Income	3 Months Ended	12 Months Ended
	Dec. 25, 2011	Sep. 25, 2011
Comprehensive Income (Loss) Note [Text Block]
(8)  OTHER COMPREHENSIVE (LOSS) INCOME

The components of accumulated OCI, net of income taxes (see Note 12 for a discussion of income taxes), were as follows:

	December 25, 2011	September 25, 2011
Foreign currency translation	$(244)	$190
Total accumulated OCI	$(244)	$190

Our Thailand operation uses their local currency as its functional currency. Assets and liabilities are translated at exchange rates in effect at the balance sheet date. Income and expense accounts are translated at the average exchange rates during the year. Resulting translation adjustments are recorded as a separate component of accumulated OCI. Foreign currency translation, net of income taxes (see Note 12 for a discussion of income taxes), for the thirteen weeks ended December 25, 2011 was a $434,000 loss, compared to a $164,000 gain for the thirteen weeks ended December 26, 2010.

Transaction gains and losses that arise from the exchange rate changes on transactions denominated in a currency other than the local currency are included in “Other (expense) income, net” in the consolidated statements of operations. We recognized a foreign currency loss of $530,000 for the thirteen weeks ended December 25, 2011, primarily related to purchases and advances denominated in U.S. dollars made by our Thailand operation.

8.     Other Comprehensive Income

Other comprehensive income

The components of accumulated OCI, net of income taxes, are as follows:

	September 25, 2011	September 26, 2010
Available-for-sale securities	$–	$209
Foreign currency translation	190	667
Total accumulated other comprehensive income	$190	$876

Derivatives

During 2008 and 2009, we entered into contracts to hedge gold commodity price risks through February 2010. The contracts essentially established a fixed price for the underlying commodity and were designated and qualified as effective cash flow hedges of purchases of gold. Actual amounts ultimately reclassified to net income are dependent on the average monthly London PM gold fix rates in effect when our outstanding contracts mature.

As of September 25, 2011, we did not have any outstanding derivative contracts on our consolidated balance sheet.

The following table summarizes the gross activity in OCI related to these contracts:

	2011	2010
Beginning of period unrealized gain (loss) in accumulated OCI	$–	$266
(Increase) decrease in fair value of derivative instruments	–	(195)
(Loss) gains reclassified from OCI into cost of sales	–	(373)
Gains on dedesignated derivative instruments reclassified from OCI into cost of sales	–	–
Settlements	–	302
End of period unrealized gain in accumulated OCI	$–	$–

Foreign Currency Translation

Our Thailand operation uses their local currency as their functional currency. Assets and liabilities are translated at exchange rates in effect at the balance sheet date. Income and expense accounts are translated at the average exchange rates during the year. Resulting translation adjustments are recorded as a separate component of accumulated OCI.